Average Annual Total Returns - ClearBridge Mid Cap Fund	Mar. 01, 2021
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	17.10%
5 Years	13.40%
10 Years	12.41%
Class A
Average Annual Return:
1 Year	9.42%
5 Years	9.11%
10 Years	10.29%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	7.59%
5 Years	7.73%
10 Years	9.07%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	6.80%
5 Years	6.97%
10 Years	8.21%
Class C
Average Annual Return:
1 Year	14.27%
5 Years	9.65%
10 Years	10.17%
Class I
Average Annual Return:
1 Year	16.46%
5 Years	10.78%
10 Years	11.34%
Class 1
Average Annual Return:
1 Year	16.45%
5 Years	10.77%
10 Years	11.25%
Class R
Average Annual Return:
1 Year	15.79%
5 Years	10.12%
10 Years	10.64%
Class IS
Average Annual Return:
1 Year	16.59%
5 Years	10.88%
10 Years	11.43%